Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014
Revenues [Abstract]
Sales	$ 313,116	$ 489	$ 589,687	$ 719	$ 489,849	$ 1,448
Cost of Sales	175,608	476	320,923	503	212,458	359
Gross Profit	137,508	13	268,764	216	277,391	1,089
Operating Expenses
General and Administrative	370,598	181,992	747,223	121,908	2,439,302	197,498
Advertising and Marketing	145,425	16,712	333,652	44,345	739,145	0
Goodwill Impairment	0	0	0	0	1,024,358	0
Total Operating Expenses	516,023	198,704	1,080,875	166,253	4,202,805	197,498
Loss from Operations	(378,515)	(198,691)	(812,111)	(166,037)	(3,925,414)	(196,409)
Other (Income)/Expenses:
Interest Expense	105,207	0	151,584	0	1,090,285	183,333
Debt Inducement Expense	3,887,618	0	3,887,618	0	0	0
Gain on extinguishment of debt	(622,342)	0	(622,342)	0	0	0
(Gain)/Loss on Derivative Liability	(4,193,772)	0	(10,956,597)	0	11,608,504	(65,319)
Total Other (Income)/Expenses:	(823,289)	0	(7,539,737)	0	12,698,789	118,014
Loss Before Income Taxes	444,774	(198,691)	6,727,625	(166,037)	(16,624,203)	(314,423)
Income Tax Provision	0	0	0	0	0	0
Net Loss	$ 444,774	$ (198,691)	$ 6,727,625	$ (166,037)	$ (16,624,203)	$ (314,423)
Loss Per Common Share	$ 0.00	$ 0.00	$ 0.02	$ 0.00	$ (0.05)	$ 0.00
Weighted Average Common Shares Outstanding	460,736,356	277,373,270	434,749,516	264,857,413	311,490,363	202,433,700